Common stock - Shares reserved for future issuance (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Stock-based compensation awards	3,439,820	2,722,573
Employee stock purchase plan	534,274	354,569
Total	4,149,082	4,273,934
Restricted stock
Class of Stock [Line Items]
Vesting of restricted common stock	174,988	1,196,792